Business Segments (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business Segments (in thousands)

	Year ended	Year ended
	December 31,	December 31,
	2018	2017
Revenues:
Asset management	$2,309	2,284
Mining royalty lands	8,139	7,241
Development	1,206	1,230
Stabilized Joint Venture	10,368	4,847
	$22,022	15,602
Operating profit:
Before corporate expenses:
Asset management	$1,051	1,035
Mining royalty lands	7,504	6,732
Development	(2,104)	(1,528)
Stabilized Joint Venture	(537)	(2,018)
Operating profit before corporate expenses	5,914	4,221
Corporate expenses:
Allocated to asset management	(153)	(154)
Allocated to mining royalty lands	(214)	(167)
Allocated to Development	(1,984)	(1,231)
Allocated to Stabilized Joint Venture	(393)	(65)
Unallocated	(1,208)	(1,563)
	(3,952)	(3,180)
	$1,962	1,041

Interest expense	$3,103	2,741

Depreciation, depletion and amortization:
Asset management	$540	512
Mining royalty lands	198	110
Development	228	337
Stabilized Joint Venture	6,932	4,975
	$7,898	5,934
Capital expenditures:
Asset management	$335	221
Mining royalty lands	—	—
Development	6,396	2,218
Stabilized Joint Venture	563	857
	$7,294	3,296

Identifiable net assets at end of period:
Asset management	$10,593	2,960
Discontinued operations	3,224	176,694
Mining royalty lands	37,991	38,656
Development	119,029	46,684
Stabilized Joint Venture	138,206	144,386
Investments available for sale at fair value	165,212	—
Cash items	22,749	4,524
Unallocated corporate assets	8,484	4,830
	$505,488	418,734